Dispositions of subsidiaries (Tables)	12 Months Ended
Sep. 30, 2024
Dispositions of subsidiaries
Schedule of information of balance sheet of disposed entities
	As of	As of
	September 30,	September 30,
	2024	2023
Carrying amounts of major classes of assets
Cash	$503,537	$453,107
Accounts receivable, net	3,742,878	3,062,637
Advances to suppliers	-	16,050,485
Due from related parties	-	7,769
Other receivables	121,439	69,289
Property, plant and equipment	1,253	1,296
Total assets of disposed entities	$4,369,107	$19,644,583

Carrying amounts of major classes of liabilities
Bank loans	$4,557,707	$4,535,533
Accounts payable	4,166,169	1,034,048
Other current liabilities	627,222	433,140
Total liabilities of disposed entities	$9,351,098	$1,542,323

Schedule of information of operation of disposed entities
	For the year ended September 30,
	2024	2023
Revenue	$9,936,786	$47,107,723
Cost of revenues	(9,923,338)	(47,015,332)
Gross profit	13,448	92,391
Operating expenses	(152,525)	(375,660)
Income from operations	(139,077)	(283,269)
Other income	771,635	543,365
Income before income taxes	632,558	260,096
Income tax expenses	(32)	(52,123)
Net income	$632,526	$207,973